Subsequent Events (Details Narrative) - $ / shares	Aug. 11, 2025	Sep. 25, 2024	Mar. 06, 2024
Subsequent Events [Abstract]
Number of shares issued	5,620,000
Number of pre-funded units	380,000
Additional warrants purchased	667,300
Warrant exercise price	$ 2.50	$ 15.30	$ 150.00